EARNINGS PER SHARE (Details) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Earnings Per Share [Abstract]
Net income from continuing operations after non-controlling interest	$ 93,218	$ 134,899
Net loss from discontinued operations after non-controlling interest	0	(100,701)
Net income attributable to the Company	$ 93,218	$ 34,198
Weighted average number of ordinary shares (in shares)	156,387	116,712